Consolidated Statements of Comprehensive Income - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Statement of comprehensive income [abstract]
Net profit for the year	¥ 317,038	¥ 230,166	¥ 376,171
Items that will not be reclassified to profit or loss:
Changes in fair value of financial assets measured at fair value through other comprehensive income	(2,654)	(14,626)	61,866
Remeasurement of defined benefit pension plans	17,752	20,783	4,866
Other comprehensive income that will not be reclassified to profit or loss, net of tax	15,098	6,158	66,732
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	618,773	583,969	309,304
Cash flow hedges	(21,451)	2,173	(45,345)
Hedging cost	(16,993)	2,457	(9,147)
Share of other comprehensive loss of investments accounted for using the equity method	(892)	(497)	(299)
Other comprehensive income that will be reclassified to profit or loss, net of tax	579,437	588,103	254,513
Other comprehensive income for the year, net of tax	594,535	594,261	321,245
Total comprehensive income for the year	911,574	824,427	697,416
Attributable to:
Owners of the Company	911,529	824,258	697,202
Non-controlling interests	45	168	214
Total comprehensive income for the year	¥ 911,574	¥ 824,427	¥ 697,416